UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Ave
         Suite 100 East Tower
         Santa Monica, CA  90404

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Petit
Title:     Executive Vice President
Phone:     (310) 576-3530

Signature, Place, and Date of Signing:

     /s/ Christopher D. Petit     Santa Monica, CA     November 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $182,242 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       DBCV  3.000%12/0 00846UAB7     7688     7500 PRN      SOLE                     7500        0        0
AMGEN INC                      NOTE         3/0 031162AE0    12059    16000 PRN      SOLE                    16000        0        0
CBRL GROUP INC                 NOTE         4/0 12489VAB2     7341    15000 PRN      SOLE                    15000        0        0
CIBER INC                      COM              17163B102     4131      477 SH       SOLE                    47700        0        0
COUNTRYWIDE FINANCIAL CORP     NOTE         2/0 222372AE4     6034     5000 PRN      SOLE                     5000        0        0
CYMER INC                      COM              232572107      180    39000 SH       SOLE                    39000        0        0
ELECTRONICS FOR IMAGING INC    DBCV  1.500% 6/0 284745AA4     2373     2000 PRN      SOLE                     2000        0        0
FOOTSTAR INC                   COM              344912100      831    12300 SH       SOLE                    12300        0        0
FOOTSTAR INC                   COM              344912100      317    82300 SH       SOLE                    82300        0        0
GENERAL MLS INC                DBCV        10/2 370334AU8     6650     9500 PRN      SOLE                     9500        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717      323   100000 SH       SOLE                   100000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733      268   100000 SH       SOLE                   100000        0        0
INCO LTD                       COM              453258402      275    69200 SH       SOLE                    69200        0        0
INCO LTD                       NOTE         3/2 453258AM7    10312     9500 PRN      SOLE                     9500        0        0
INTEGRAMED AMER INC            COM NEW          45810N302       55    16200 SH       SOLE                    16200        0        0
INTEGRAMED AMER INC            COM NEW          45810N302        6     9600 SH       SOLE                     9600        0        0
KMART HLDG CORPORATION         COM              498780105      997    40000 SH       SOLE                    40000        0        0
LEGG MASON INC                 NOTE         6/0 524901AG0     5711     9000 PRN      SOLE                     9000        0        0
LENNAR CORP                    NOTE         4/0 526057AF1     5317     7500 PRN      SOLE                     7500        0        0
MASCO CORP                     NOTE         7/2 574599AW6     4016     9000 PRN      SOLE                     9000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2     4079     3000 PRN      SOLE                     3000        0        0
MEDTRONIC INC                  DBCV  1.250% 9/1 585055AB2     3079     3000 PRN      SOLE                     3000        0        0
NAVISTAR INTL CORP NEW         NOTE  2.500%12/1 63934EAG3     7685     5000 PRN      SOLE                     5000        0        0
OMNICOM GROUP INC              NOTE         2/0 681919AK2     8596     8500 PRN      SOLE                     8500        0        0
PENNEY J C INC                 NOTE  5.000%10/1 708160BV7     2201     2000 PRN      SOLE                     2000        0        0
SANDISK CORP                   NOTE  4.500%11/1 80004CAB7    73606    21838 PRN      SOLE                    21838        0        0
SEPRACOR INC                   PUT              817315954       27      600 SH  PUT  SOLE                      600        0        0
SOLECTRON CORP                 NOTE        11/2 834182AL1      575     1000 PRN      SOLE                     1000        0        0
SPX CORP                       NOTE         2/0 784635AD6     2684     4000 PRN      SOLE                     4000        0        0
SUPERVALU INC                  NOTE        11/0 868536AP8      332     1000 PRN      SOLE                     1000        0        0
SYMANTEC CORP                  PUT              871503958        2      100 SH  PUT  SOLE                      100        0        0
TENET HEALTHCARE CORP          COM              88033G100      130     9000 SH       SOLE                     9000        0        0
TERADYNE INC                   COM              880770102      171    67400 SH       SOLE                    67400        0        0
TJX COS INC NEW                NOTE         2/1 872540AL3     4191     5000 PRN      SOLE                     5000        0        0